NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Table)	12 Months Ended
Jun. 30, 2021
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted earnings per share
	2021	2020
Convertible preferred stock	48,000	12,294,001
Stock payables	588,354	1,664,000
Stock options	2,766,467	2,453,486
Stock warrants	7,248,702	6,901,474
Total	10,651,523	23,312,961

The following is a reconciliation of the number of shares used in the calculation of basic earnings per share and diluted earnings per share from discontinued operations for the year ended June 30, 2020:

June 30, 2020

Net income from discontinued operations	$6,319,000

Weighted average common shares outstanding	15,423,655
Incremental shares from the:
Conversion of preferred stock Series A	48,000
Conversion of preferred stock Series B	594,048
Conversion of preferred stock Series C	12,148,653
Conversion of preferred stock Series D	5,214,411
Stock payable	1,664,000
assumed exercise of dilutive stock options	2,453,486
assumed exercise of dilutive stock warrants	6,901,474
Lock-Up Agreements - common stock equivalents	(5,711,111)
Dilutive potential common shares	38,736,616

Net earnings per share from discontinued operations:
Basic	$0.41
Diluted	$0.16